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Centennial New York Tax Exempt Trust
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 27, 2004, revised March 10, 2005

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated
August 27, 2004.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143,
Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                        Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks.....
     The Trust's Investment Policies.......................................
     Other Investment Strategies...........................................
     Other Investment Restrictions.........................................
How the Trust is Managed...................................................
     Organization and History..............................................
      Board of Trustees and Oversight Committees...........................
     Trustees and Officers of the Trust....................................
     The Manager...........................................................
Service Plan...............................................................
Performance of the Trust...................................................

About Your Account
How To Buy Shares..........................................................
How To Sell Shares.........................................................
How To Exchange Shares.....................................................
Dividends and Taxes........................................................
Additional Information About the Trust.....................................

Financial Information About the Trust
Independent Auditors' Report...............................................
Financial Statements.......................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1

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ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation (referred to as the "Manager"), will select for the Trust. Additional explanations are also provided about the strategies the
Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth.
However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of
Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity
(when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue"
(including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.
Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the "Tax Reform
Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or
(b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed
facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are
"substantial users" (or persons related to "substantial users") of such exempt facilities.
Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a "related person" under the Internal Revenue
Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the
Federal Housing Administration.
      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.  While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7
of the Investment Company Act of 1940, ("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or
"second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.
If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

      The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the
Manager has decided that the conditional demand feature meets the requirements imposed by
Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the
Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of
Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  With respect to 75% of its total assets, the Trust cannot invest
more than 5% of its total assets in securities issued by one issuer.   It cannot invest
more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.
Rule 2a-7 defines how the maturities of these securities are determined.

|X|   Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The
Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.
The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.
      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.
Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the
Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the
Manager determines at the time of investment that they are Eligible Securities.  The
Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis.  Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from the investment.
However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also identify on its books liquid assets equal in value to the commitment for the when-issued securities.  While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.
There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity in excess the maximum time period provided for in Rule 2a-7.
The Trust presently does not intend to lend its portfolio securities, but if it does, the value of securities loaned will not exceed 5% of the value of the Trust's total assets.
There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust must receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the
Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees.

      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager.  The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S.
branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. They must meet credit requirements set by the Manager from time to time. Additionally, the
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the
Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Special Investment Considerations - New York Municipal Securities.  As explained in the
Prospectus, the Trust's investments are highly sensitive to the fiscal stability of New
York State (referred to in this section as the "State") and its subdivisions, agencies, instrumentalities or authorities, including New York City (the "City"), which issue the municipal securities in which the Trust invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's
Annual Information Statement dated May 30, 2003, update thereto dated January 26, 2004 (the
"January Update"), supplement to the January Update dated May 5, 2004 (the "May
Supplement") and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to June 17, 2003 with respect to offerings of
New York State, and on or prior to February 12, 2004 with respect to offerings by the
City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Trust invests.

      |X| Factors Affecting Investments in New York State Securities.  On January 20, 2004,
the Governor presented the Executive Budget for 2004-05 to the New York State Legislature
containing the Financial Plan for 2004-05 (the "2004-05 Executive Budget" or "Executive
Budget" containing the "2004-05 Financial Plan").   On April 29, 2004, the Division of the
Budget ("DOB") issued a 2003-04 Year-End Report (the "2003-04 Year-End Report") based on unaudited 2003-04 year end results reported by the State Comptroller on April 15, 2004.

      The State Legislature had not enacted the annual budget for fiscal year 2004-05, which began on April 1, 2004.  However, on March 31, 2004, it did enact the annual debt service bill, which includes appropriations for all State-supported, contingent-contractual, and certain other debt service obligations for the entire 2004-05 fiscal year.  DOB could provide no assurance that the budget adopted by the Legislature would not differ materially and adversely from the 2004-05 Financial Plan projections set forth in the January Update.

      Like most states, the State believed it continues to face significant challenges.
The national recession, in conjunction with the economic dislocation caused by the
September 11, 2001 attacks, produced consecutive year-to-year declines in total tax receipts.  Costs for employee pensions have increased dramatically, while Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and the jobless recovery that has followed.  New York's fiscal difficulties were also compounded by last year's Enacted Budget process that resulted in spending growth in excess of recurring revenues.  Flexible reserves, significantly increased when times were good, were reported to be depleted.

      The 2004-05 Executive Budget projected that a strengthening economic recovery would produce a return to above-average rates of growth in tax revenues.  The 2004-05 Financial
Plan reflected overall tax receipt growth of 7.8 percent.  Real Gross Domestic Product
(GDP) growth for the United States was forecast at 4.7 percent, with employment growth expected to accelerate in 2004.  The equity market rebound was expected to produce renewed growth in financial sector compensation and in taxable income gains for the owners of corporate equities.

      The State did not believe that economic growth alone would solve its fiscal problems.  Thus, the Executive Budget moved toward structural budget balance with a mix of recurring cuts, revenue actions and transitional financing.  No new broad-based tax increases were proposed in the Budget.

      Reforms were proposed to hold spending in line with available resources, particularly in Medicaid and pensions.  State agency operations were expected to continue to be made more efficient, in part through the expansion of operational "hosting" by one agency of administrative functions for multiple agencies.  The State expected that its workforce would remain level at roughly 187,900.  Revenue proposals focused on maximization of
Federal resources, closing tax loopholes and ensuring that fees adequately fund the activities they support.  Rainy day reserves were increased, and modest but important targeted investments were recommended in economic development, including tax cuts.

      The 2004-05 Executive Budget also included funding in response to the State Court of
Appeals ruling requiring the state to implement reforms that ensure all children have the
opportunity for a sound basic education (SBE).   The 2003-04 Budget took the first step in
a multi year effort to fund SBE costs by reserving all proceeds from video lottery terminals (VLTs) and providing additional General Fund support of $100 million to New York
City for this purpose.  VLT proceeds from facilities being developed and new ones proposed with the 2004-05 Executive Budget were projected at $325 million in the 2004-05 school year growing to $2 billion annually over the next five years.

      The 2004-05 Executive Budget was expected to have a positive $1.4 billion impact on local governments, and to further the process of lowering the local property tax burden over a multi year period.  The State reported that the $3 billion STAR program significantly reduced the school tax burden for New Yorkers and recommendations for the
2004-05 fiscal year would contain the growth in local property taxes through a proposed multi year takeover of Medicaid long-term care costs, reforms in pensions and health care that would lower costs for both the State and its localities, and a cap on school district spending increases.  In addition, a comprehensive mandate relief package was proposed to assist local governments.

      The current budget begins rebuilding State reserves by making a maximum $84 million deposit to the rainy day fund in 2003-04, the eighth such deposit made in the last nine years.  The State believed the last several years have demonstrated that adequate reserve levels are critical if the State is to withstand economic downturns without draconian local assistance budget cuts or massive layoffs.

      Based on the most recently available 2004-05 budget projections, prior to Executive
Budget recommendations to balance the budget, and after reflecting agreement on additional revenues from the consensus revenue process of $150 million to $500 million and new collective bargaining costs from pending labor agreements, the 2004-05 budget gap was projected to be roughly $5 billion and the 2005-06 gap was projected to be roughly $6.7 billion.  The Governor's 2004-05 Executive Budget recommendations would completely balance the 2004-05 budget, and reduce the 2005-06 budget gap to roughly $2.9 billion.  In addition, $240 million in 2004-05 ($325 million on a school year basis), growing to $2 billion annually over the next five years was reserved from new VLT resources to fund the
SBE requirements

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity.  The
State's location and its air transport facilities and natural harbors have made it an important link in international commerce.  Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The State's financial activities sector share, as measured by wages, is particularly large relative to the nation.  The State has projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      The State reported that its economy is slowly emerging from recession.  The long recovery from the September 11th attacks and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession.  However, employment losses have reportedly stabilized and growth is evident in several sectors.  State nonagricultural employment was projected to rise 0.8 percent in 2004, the first increase in four years.  Moreover, with the first sustained rise in equity prices in three years and interest rates remaining low, the State's outlook for the finance industry has brightened, improving prospects for bonuses and wages.  Bonuses in the finance and insurance sector were projected to rise 11.7 percent in 2004-05, following growth of 23.2 percent for 2003-04.  Total New York wages were expected to grow 5.1 percent in 2004, primarily reflecting the strength in wage growth.  Consistent with national trends, inflation in New York was projected to fall from 2.8 percent in 2003 to 2.1 percent in 2004.

      The State reported its view that following an unusually sluggish recovery period, the
U.S. economy finally appears to be on a sustainable expansionary path.  Since the simultaneous collapse of equities and the high-tech sector in 2000, the national economy absorbed three additional but distinct shocks:  the September 11th terrorist attacks, a string of corporate governance scandals, and the war in Iraq and its aftermath.  These events created an environment of uncertainty that lengthened the period of adjustment for the business sector from the unrealistic expectations of the late 1990s.  However, the climate of uncertainty appeared to the State to have subsided and business confidence appeared to be improving.  Equity prices were rising in response to brisk profit growth and monetary policy was expected to remain accommodative.  Household spending was expected to rise, supported by rising employment and incomes, and the continued impact of the 2003 tax cuts.  Finally, the combined impact of a moderately falling dollar and accelerating growth in the world economy was expected to increase the demand for U.S. exports in 2004, although on balance, the trade deficit was projected to widen.

      Real GDP growth of 4.7 percent was projected for 2004, following growth of 3.1 percent for 2003.  Total nonagricultural employment was projected to rise 1.1 percent in
2004, following a decline of 0.2 percent in 2003.  The U.S. unemployment rate was expected to decline to 5.7 percent in 2004, from 6.0 percent in 2003.  Persistent slack in the economy and declining oil prices were expected to lower the inflation rate, as measured by growth in the Consumer Price Index (CPI), to 1.8 percent in 2004 from 2.3 percent in 2003.
Personal income was expected to increase 4.7 percent in 2004 following an increase of 3.3 percent in 2003.

      The State's Financial Plan is necessarily based upon forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.  The DOB expressed its belief that its current receipts and spending estimates related to the performance of the
State and national economies are reasonable.  However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

      Although DOB believed that the U.S. is on a sustainable path, that belief was contingent upon the absence of any further shocks to the economy.  Unpredictable events such as a terrorist attack remain the biggest risk to the economic expansion.  Such a shock could induce firms to postpone their spending and hiring plans again, reducing future investment and employment, which in turn could result in lower consumption growth.
Moreover, a destructive attack on oil facilities abroad or a policy shift on the part of oil-producing nations could result in higher oil prices than anticipated, having adverse economic repercussions.  Similarly, a corporate governance scandal of Enron proportions could dishearten investors, weakening equity prices and business and consumer spending.

      If the Federal Reserve Board should initiate a policy of monetary tightening sooner than anticipated, growth could also be more restrained than expected.  The State believed that a significant risk of deflation had receded, and that the Federal Reserve has demonstrated in the past that it can swiftly shift course when it deems necessary.  If households demonstrate a weaker response than expected to the fiscal stimulus provided by the tax cut, growth could be weaker than what was reflected in the forecast.  In addition, with the personal savings rate at a relatively low level, there is a risk of a "virtuous reform" by consumers to increase savings in order to readjust their balance sheets.  The resulting decline in consumption growth could weaken corporate profits, which could in turn result in lower employment and investment growth.  The State believed that the dollar is at some risk of a sharp adverse reaction by foreign investors.  A dollar collapse would impart a substantial inflationary impulse to the economy.  This could lead to higher interest rates and lower stock prices, both of which would constrict economic activity.  This problem could be exacerbated by weaker-than-expected growth among the nation's trading partners, producing weaker export growth than projected.

      The State expressed the view that an economic resurgence that moderately exceeds
DOB's expectations was also possible.  A more rapid increase in export growth due to either a weakened dollar or faster global growth could generate a stronger increase in total output than expected.  Similarly, lower inflation than expected, perhaps as a result of a drop in the price of oil or stronger productivity growth than expected, could induce the
Federal Reserve to postpone interest rate increases, resulting in potentially stronger consumption and investment growth than expected.  Moreover, strong productivity growth could result in higher real wages, supporting faster growth in consumer spending than expected.

      In addition to the risks for the national forecast, the State believed there are also risks specific to New York.  Another attack targeted at New York City would once again disproportionately affect the State economy.  Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect New York
State, resulting in lower income and employment growth than reflected in the current forecast.  In addition, if the national and world economies grow more slowly than expected, demand for New York State goods and services would also be lower than projected, dampening employment and income growth relative to the State's forecast.  In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with increased activity in mergers and acquisitions and IPOs could be possible, resulting in potentially higher wage growth than projected.

      The State cautioned that its economic expansion is just starting to gain momentum, and forecasting at or near a business cycle turning point is fraught with risk.  Moreover, the financial markets, which are so pivotal to the direction of the downstate economy, are currently in a state of extreme flux.  In the wake of several high-profile scandals, the pace of both technological and regulatory change is as rapid as it has ever been.  These circumstances compound even further the difficulty in projecting industry revenues and profits.

      |X| The 2004-05 Fiscal Year.  The May Supplement reported that DOB expects that
2003-04 operating results will have only a modest impact on the 2004-05 Financial Plan.
The  2004-05 Financial Plan has already used $261 million of the anticipated $308 million
2003-04 surplus to help balance the 2004-05 Financial Plan.  Spending of $362 million for legislative member items budgeted in 2003-04 but expected to be spent in later fiscal years were also expected to have no effect on overall 2004-05 Financial Plan balance, since the resources to finance the spending had already been, or were planned to be, set aside in the
Community Projects Fund.  DOB expected other timing-related spending in 2004-05 to have no net impact on budget balance.

      The January Update reported that the State's total General Fund receipts were projected to reach $41.83 billion in 2004-05, a decrease of $424 million from 2003-04.  The major source of the annual change in the General Fund was the impact of the $4.2 billion in tobacco securitization proceeds and $645 million from Federal revenue sharing grants, which were received in 2003-04, but will not recur in 2004-05.  This loss was offset, in part, by increased receipts from both the Personal Income Tax (PIT) and Sales Tax, as a result of temporary tax increases adopted as part of the 2003-04 Enacted Budget.  Overall, improved economic performance and a resurgence in financial service sector compensation were also expected to increase 2004-05 receipts.

      PIT net receipts for 2004-05 were projected to reach $27.46 billion, an increase of
$3.38 billion from 2003-04 due largely to three factors:  an increase in underlying liability growth associated with improved economic conditions; the temporary three-year tax increase enacted in 2003; and a $1.27 billion higher contribution from the Refund Reserve account.  Net of the Refund Reserve transaction, All Governmental Funds income tax receipts were projected to increase by 8.6 percent over 2003-04.

      General Fund user taxes and fees net receipts for 2004-05 were projected to reach
$8.34 billion, an increase of $443 million from 2003-04.  The sales and use tax was projected to increase $488 million from 2003-04 due to increased economic growth and the recommended changes to the clothing and footware exemption.  The other user taxes and fees were projected to decrease $44 million from 2003-04, due mainly to the increased dedication of motor vehicle fee receipts to transportation funds.

      General Fund business tax receipts in 2004-05 were projected to be $3.74 billion, or
$344 million over 2003-04, due primarily to tax law changes enacted in 2003-04 relating to intangible income and the de-coupling from certain Federal tax provisions, and the expectation of strengthening corporate and bank profits.

      General Fund other taxes, which include estate, pari-mutuel, gift, real property gains, and racing admissions/boxing and wrestling exhibition taxes, were estimated at $762 million in 2004-05, which is $22 million below 2003-04.  This estimate also reflects an anticipated leveling off of market equity values in the second half of 2004-05.

      General Fund miscellaneous receipts were projected to total $2.09 billion in 2004-05, a decrease of $3.88 billion from 2003-04.  This decrease was due largely to the one-time receipt of tobacco securitization bond proceeds in 2003-04.  Excluding those proceeds,
General Fund miscellaneous receipts would increase by $317 million.  This increase was due primarily to increased collections of Licenses and Fees, and an additional payment of $100 million from the Power Authority of the State of New York to offset the remaining cost of the "Power for Jobs" program.

      There were no projected Federal Grants in 2004-05 in the General Fund, a decrease of
$645 million from the 2003-04 fiscal year.  This decrease reflects the loss of the one-time
Federal revenue sharing payments received in 2003-04.  All Governmental Funds Federal grants for 2004-05 were projected to reach $36.27 billion, a decrease of $922 million from
2003-04.  This decrease reflects primarily the General Fund decrease of $645 million from the current fiscal year, augmented by the decrease in World Trade Center pass-through costs
($200 million).

      The State projected General Fund disbursements of $41.89 billion in 2004-05, a decrease of $175 million from 2003-04.  The change in General Fund disbursements reflected higher spending in Grants to Local Governments, State Operations, General State Charges and
Debt Service, partially offset by lower spending in Capital Projects and Transfers to Other
Funds.

      Local assistance spending was projected to be $28.46 billion in 2004-05, a decrease of $856 million from 2003-04.  Spending growth of roughly $3.4 billion is offset by the local assistance share of the 2002-03 payment deferrals ($1.8 billion) plus a combination of recommended cost containment initiatives and the use of alternative financing sources totaling nearly $2.5 billion.  Reforms were proposed to continue to provide planned fiscal relief to New York City while eliminating legal concerns associated with the current linkage to the Local Government Assistance Corporation (LGAC).  The recommendations were expected to eliminate all impacts on LGAC, and reduce total taxpayer costs (financed by both State and City taxpayers) by $1.9 billion, through legislation authorizing a refunding of Municipal Assistance Corporation debt for a period of 10 years rather than 30 years.
The State would provide additional resources of $170 million annually to New York City to help them finance this refunding by directing certain State sales tax receipts previously received by the State to New York City.  In addition, the recommendations would generate recurring savings to New York City of another $80 million through a variety of proposals.

      Excluding payment deferrals, the annual increase in local assistance spending would be $970 million and is primarily attributable to higher spending in Medicaid ($373 million), Higher Education Services Corporation ($176 million), school aid ($169 million), preschool special education programs ($89 million), Office of Children and Family Services
($57 million) and mental hygiene ($55 million).

      State Operations accounts for the cost of running the Executive, Legislative and
Judicial branches of government and was projected to total $7.25 billion in 2004-05, an increase of $196 million from 2003-04.  Personal service costs (e.g., State employee payroll) comprised 73 percent of State Operations spending and the remaining 27 percent represents non-personal service costs for contracts, rent, supplies, and other operating expenses.

      Spending for General State Charges was projected to be $3.65 billion in 2004-05, an increase of $395 million over 2003-04.  This annual increase was due mostly to rising costs of employee health benefits to $2.05 billion (an increase of $255 million) and higher costs related to employer pension contributions to a level of $669 million (an increase of $184 million) after reflecting savings for proposed pension reforms.

      Transfers to Other Funds were projected to total $2.53 billion in 2004-05, an increase of $90 million from 2003-04, and include General Fund transfers to support debt service ($1.75 billion), capital projects ($187 million), and other funds ($587 million), including SUNY, banking services and the Judiciary.

      The January Update projected that in 2004-05, the General fund would have quarterly balances of $2.0 billion in June, $2.20 billion in September, $1.22 billion by the end of
December, and $964 million at the end of March.  The lowest projected month-end cash flow balance other than March was $1.2 billion in December.  The 2004-05 General Fund cash flow estimates assumed the 2004-05 Executive Budget would be enacted on time and in its entirety.

      During the final quarter of 2003-04, the State announced that it had reached tentative collective bargaining agreements with several of the State's employee unions.  On
April 27, 2004, the State's largest union, the Civil Service Employee Association, ratified the first of these agreements.  DOB projected that, if all of the State's employee unions approved comparable agreements, it would result in General Fund costs of roughly $350 million in 2004-05 growing to $1.4 billion by the end of the contract period in 2006-07.
The 2004-05 Financial Plan has no dedicated reserves for the costs of new labor agreements, but additional 2004-05 revenues of between $150 million and $500 million above Executive
Budget projections identified in the consensus revenue agreement reached by the Legislature and the Governor in March 2004 could help to cover these costs.

      |_|   State Governmental Funds Group.  Substantially all State non-pension financial operations are accounted for in the State's governmental funds group.  Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most
State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary Funds and Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of resources (including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance Corporation
(LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the
State sales and use tax to pay debt service on these bonds.  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.
The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the
State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN) seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.  No restrictions were placed upon the State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      |X|   Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law, other than local authorities.  Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or State-related debt.
As of December 31, 2002, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these
State public authorities was $104.7 billion, only a portion of which constituted
State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition, State legislation authorizes several financing techniques for
Authorities.  There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to
Authorities.  Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of June 17, 2003, Standard & Poor's
("S&P") has rated the State's general obligation bonds "AA," Moody's had rated those bonds
"A2" and Fitch had rated those bonds "AA-".

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the
State and municipal securities in which the Trust invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2003, the State had
approximately $4.0 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were $571 million for the 2002-03 fiscal year and were estimated to be $527 million for the State's 2003-04 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.
That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.  These proceedings could affect adversely the financial condition of the State in the 2003-04 fiscal year or thereafter.

      The State reported that the 2004-05 Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, future collective bargaining agreements with State employee unions,
Federal disallowances, or other Federal Actions that could adversely affect the State's projections of receipts or disbursements.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, are not presently determinable, it was the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2003-04 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for the State's 2003-04 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal Securities. The City
has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United States are also headquartered in the City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, manufacturing sales offices, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the missions to the United Nations and the foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late 1970s through the late 1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The
City's financial plan assumed that the economic slowdown that began in 2001 as a result of the September 11 attack, a national economic recession, and a downturn in the securities industry had largely ended.  With the job market outlook remaining sluggish, the financial plan assumed a moderate recovery of the City's economy in calendar year 2004, gaining momentum in 2005.

      The City reported that recovery, clean up and repair efforts in the wake of the
September 11, 2001 terrorist attacks on the World Trade Center have resulted in substantial expenditures.  The City has been largely reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site.  In addition, the State authorized the Transitional Finance Authority (the "TFA") to have outstanding
$2.5 billion of bonds and notes to pay costs related to or arising from the September 11 attack, of which the TFA had outstanding approximately $2 billion.  The City believed it was not possible to quantify with any certainty the long-term impact of the September 11 attack on the City and its economy.

      For each of the 1981 through 2003 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.  The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the
City's financial plan for the 2003 through 2007 fiscal years submitted to the Control Board on June 30, 2003 (the "June Financial Plan") and modification to the June Financial Plan submitted to the Control Board on January 23, 2004 (as so modified, the "2004-2008
Financial Plan", or "Financial Plan").  The City's projections set forth in the Financial
Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York
City Municipal Water Finance Authority ("Water Authority"), which issues debt secured by water and sewer revenues.  In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2004-2008 Financial Plan.  For the 2003 fiscal year, the City's
General Fund had an excess of revenues over expenditures of $1.422 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2003 fiscal year was the twenty-third consecutive year that the City had achieved an excess of revenues over expenditures, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

      The 2004-2008 Financial Plan is a modification to the June Financial Plan, as subsequently modified by the financial plan submitted to the Control Board on November 18,
2003.  The Financial Plan projected revenues and expenditures for the 2004 and 2005 fiscal years balanced in accordance with GAAP, and projected gaps of $2.0 billion, $2.9 billion and $2.2 billion for fiscal years 2006 through 2008, respectively, after implementation of a gap-closing program, a proposed property tax rebate and a pay-as-you-go expenditure program for school construction and capital costs.

      Increases in projected revenues since the June Financial Plan totaled $1.1 billion,
$975 million, $643 million and $737 million in fiscal years 2004 through 2007, respectively, including an increase in projected tax revenues of $765 million, $526 million, $507 million and $585 million in fiscal years 2004 through 2007, respectively, resulting primarily from increases in personal income and business tax revenues, primarily due to improved securities industry profits, and the improving local and national economies, and increases in mortgage recording, real property transfer and sales tax revenues.  In addition, projected net expenditures have increased since the June Financial
Plan by $230 million, $554 million and $758 million in fiscal years 2005 through 2007, respectively.  Increases in projected expenditures since the June Financial Plan included:
(i) increased spending for Medicaid totaling $248 million, $163 million, $225 million and
$418 million for fiscal years 2004 through 2007, respectively; (ii) increased public assistance spending of $59 million in fiscal year 2004 and $69 million annually in each of fiscal years 2005 through 2007; (iii) increased health insurance costs of approximately $33 million annually in each of fiscal years 2005 through 2007 and (iv) new agency spending totaling between $355 million and $394 million in each of fiscal years 2004 through 2007.
Decreases in projected expenditures since the June Financial Plan totaled $320 million,
$217 million, $150 million and $156 million in fiscal years 2004 through 2007, and included lower than anticipated pension contributions reflecting greater than assumed financial investment returns on pension assets as of June 30, 2003, and debt service savings, as well as a reduction in the estimate of prior years' expenses by $300 million in fiscal year
2004.  The Financial Plan included proposed discretionary transfers and prepayments in fiscal year 2004 of $1.39 billion, reflecting prepayments of debt service of $695 million due in each of fiscal years 2005 and 2006.

      In addition, the Financial Plan set forth gap-closing actions to eliminate the previously projected gap for the 2005 fiscal year and to reduce previously projected gaps for fiscal years 2006 and 2007.  The gap-closing actions included: (i) reduced agency expenditures or increased revenues totaling approximately $325 million in each of fiscal years 2004 and 2005 and approximately $195 million in each of fiscal years 2006 and 2007;
and (ii) assumed additional federal assistance totaling $300 million and State assistance totaling $400 million in each of fiscal years 2005 through 2007, which require the approval of the federal and State governments.  The additional federal actions assumed in the
Financial Plan could include continuation in subsequent fiscal years of the increase in
2004 in the share of Medicaid costs paid by the federal government totaling between $242 million and $265 million annually in fiscal years 2005 through 2007, as well as increased education, homeland security and other federal assistance.  Additional State actions could include Medicaid cost containment, the State takeover of the City's funding of Medicaid long-term care and Family Health Plus or other State assistance.  The gap-closing actions set forth in the Financial Plan are partially offset by a proposed property tax rebate for homeowners totaling between $250 million and $263 million in each of fiscal years 2005 through 2007 and a pay-as-you-go expenditure program for school construction capital costs reflecting increases of $100 million in fiscal year 2004 and $200 million in each of fiscal years 2005 through 2007.

      The Financial Plan also reflected legislation enacted by the State Legislature, over the Governor's veto, pursuant to which the LGAC is to make available to the City or its assignee $170 million annually.  The City intended to assign the $170 million annual payment to the Sales Tax Asset Receivable Corporation ("STAR Corp."), a local development corporation created to issue bonds to finance the cost of debt service on bonds of the
Municipal Assistance Corporation for the City of New York ("MAC") otherwise payable from
City sales tax revenue.  The STAR Corp. financing would make available to the City approximately $500 million annually in fiscal years 2004 through 2008 by reducing the amount of City revenues retained by MAC for its debt service or reimbursing the City for revenues already retained in the 2004 fiscal year.  On August 6, 2003, the LGAC directors adopted a resolution stating that LGAC would not make the $170 million annual payment to the City, expressing legal and policy concerns with the legislation.  On August 13, 2003,
LGAC, its Chairperson, the State DOB and its Director sued the City and the STAR Corp.
challenging the constitutionality of the legislation and seeking to prevent the issuance of bonds by STAR Corp.  The State Supreme Court granted the City's and STAR Corp.'s motion for summary judgment.  Plaintiffs appealed that decision to the State Appellate Division which had previously issued a preliminary injunction preventing STAR Corp. from issuing its bonds pending the appeal.  The Appellate Division had not issued its decision on the case.  The outcome of this litigation could not be predicted with certainty.  If the $500 million in annual savings in MAC debt service for fiscal years 2004 through 2008 from the STAR Corp.
financing were to become available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal years
2004 and 2005 and would be faced with larger than forecast budget gaps in the subsequent years of the Financial Plan.

      The Financial Plan also reflected other proposed State assistance which requires the approval of the State government.  State actions proposed in the Financial Plan include a proposed regional transportation initiative which would produce savings for the City totaling approximately $150 million annually in fiscal year 2005 and thereafter by transferring responsibility for the local private bus system to the Metropolitan
Transportation Authority ("MTA"), which is subject to MTA and other approvals.  In addition, the Governor had released the 2004-2005 Executive Budget, which will be considered for adoption by the State Legislature.  The City estimated that the 2004-2005
Executive Budget, if adopted by the State Legislature, would provide the City with substantially less assistance than assumed in the City's gap-closing program set forth in the Financial Plan.  The nature and extent of the impact on the City of the federal and
State budgets, when adopted, was uncertain, and no assurance could be given that federal or
State actions included in the federal and State adopted budgets might not have a significant adverse impact on the City's budget and its Financial Plan.

      The Financial Plan did not make any provision for wage increases, other than the pay increases for the 2000-02 round of bargaining and pay increases to be funded by productivity initiatives.  It was estimated that each 1% wage increase for all City employees for subsequent contract periods would cost approximately $212 million annually
(including benefits).  In addition, overtime spending, starting in fiscal year 2005, could exceed amounts projected in the Financial Plan by $150 million annually.  The economic and financial condition of the City might be affected by various financial, social, economic, geo-political and other factors which could have a material effect on the City.

      The Financial Plan is based on numerous assumptions, including the condition of the
City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2004 through 2008 fiscal years;
realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets.  Certain of these assumptions have been questioned by the City Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the
City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.  Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On February 12, 2004, the staff of the Office of the State Deputy Comptroller issued a report on the Financial Plan.  The report identified net risks of $482 million, $1.5 billion, $1.4 billion, $1.4 billion and $1.3 billion for fiscal years 2004 through 2008, respectively, which, when added to the gaps projected in the Financial Plan, would result in gaps of $482 million, $1.5 billion, $3.4 billion, $4.2 billion and $3.5 billion in fiscal years 2004 through 2008, respectively.  In addition to the risks identified in the report, the report noted that wage increases at the projected inflation rate, without productivity savings, would increase costs by $840 million, $1.4 billion, $1.8 billion,
$2.4 billion and $2.8 billion in fiscal years 2004 through 2008, respectively.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      |X|   Ratings of the City's Bonds.  As of February, 12, 2004, Moody's, S&P and Fitch
rated the City's general obligations bonds A2, A and A+, respectively.  These ratings reflect only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained.  There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16, 1998, S&P revised its rating of City bonds to "A-" from "BBB+." On September 13, 2000, S&P revised its rating of City bonds upward to "A."  On November 26, 2002, S&P issued a negative outlook on City bonds and on
May 27, 2003, changed the outlook to stable.  Moody's rating of City bonds was revised in
August 2000 upward to "A2" from "A3."  On November 15, 2001, Moody's issued a negative outlook on City bonds.  On January 28, 2004, Moody's revised the outlook on City bonds from negative to stable.  On March 8, 1999, Fitch revised its rating of City bonds upward to "A"
from "A-" and on September 15, 2000, Fitch revised its rating to "A+."  On December 23,
2002, Fitch issued a negative outlook on City bonds.  Fitch changed its outlook to stable on December 8, 2003.

      |X|   The City's Outstanding Indebtedness.  As of December 31, 2003, the City and the
Municipal Assistance Corporation for the City of New York had, respectively, $29.698 billion and $2.052 billion of outstanding net long-term debt.

      For its normal operations, the City depends on aid from the State both to enable the
City to balance its budget and to meet its cash requirements.  There can be no assurance that there will not be delays or reductions in State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.

      |X|   Pending Litigation.  The City is a defendant in lawsuits pertaining to material matters and claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2003, the City paid $626.9 million for judgments and claims, $172.4 million of which was reimbursed by the Health & Hospitals Corporation.  The Financial Plan includes provisions for the payment of judgments and claims of $642.7 million, $676.2 million,
$712.7 million, $751.5 million and $793.8 million for the 2004 through 2008 fiscal years, respectively.  The City has estimated that its potential future liability for outstanding claims against it as of June 30, 2003 amounted to approximately $4.5 billion.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a
"majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such.  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except that the Trust may purchase debt securities described in "Investment Objective and Policies" and repurchase agreements, and the Trust may lend its portfolio securities as described in the Statement of
         Additional Information;

o     The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o     The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however, the Trust may purchase debt securities issued by companies which invest in real estate or interests therein;

o     The Trust cannot purchase securities on margin or make short sales of securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities of other companies except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

o     The Trust cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

o     The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      For purposes of the investment restrictions listed above, the identification of the
"issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency.  Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or Statement of
Additional Information will be supplemented to reflect the change.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes of Shares.  The Trust has a single class of shares of stock.  While that class has no  designation,  it is  deemed  to be the  equivalent  of Class A for  purposes  of the shareholder account policies that apply to Class A shares of the Oppenheimer funds.

      Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

|X|   Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The
Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least
10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the
Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.
The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Review Committee and a Governance
Committee.  The Audit Committee is comprised solely of Independent Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman), George C. Bowen, Robert J. Malone and
F. William Marshall, Jr. The Audit Committee held six meetings during the fiscal year ended
June 30, 2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls;  (iii) review reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Trust's independent auditors and its Independent Trustees; and
(v) exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Trust's independent auditors and the pre-approval of the performance by the Trust's independent auditors of any non-audit service, including tax service, for the Trust that is not prohibited by the Sarbanes-Oxley
Act.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Trust.  The
Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Richard F. Grabish, Sam Freedman and Beverly Hamilton.  The Review Committee held six meetings during the fiscal year ended June 30, 2004. Among other functions, the Review
Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to the Trust by the transfer agent.  The Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with Investment Company Act and other applicable law.

The members of the Governance Committee are Robert Malone (Chairman), William Armstrong,
Beverly Hamilton and F. William Marshall, Jr. The Governance Committee was established in
August 2004 and did not hold any meetings during the Fund's fiscal year ended June 30,
2004. The Governance Committee is expected to review general governance matters.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish, each of the
Trustees  are "Independent Trustees," as under the Investment Company Act. Mr. Murphy is an
"Interested Trustee," because he is affiliated with OppenheimerFunds, Inc. by virtue of his positions as an officer and director of OppenheimerFunds, Inc., and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the chief executive officer of OppenheimerFunds, Inc., he will resign as a trustee of the Trust and the other Board II Funds (defined below) for which he is a trustee or director. Mr. Grabish is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the
Manager's parent company.

      The Trust's Trustees and officers and their positions held with the Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the Oppenheimer/Centennial funds beneficially owned by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds.
However, Mr. Grabish is only a Trustee/Managing General Partner of the Centennial
Government Trust, Centennial California Tax Exempt Trust, Centennial Money Market Trust,
Centennial New York Tax Exempt Trust, Centennial Tax Exempt Trust and Centennial America
Fund, L.P. Ms. Hamilton and Mr. Malone are not Trustees of the Oppenheimer Senior Floating
Rate Fund (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees and employees (and their  immediate family  members)  of the  Trust,  the  Manager  and its  affiliates,  and  retirement  plans established  by them for their  employees  are  permitted to purchase  Class A shares of the
Trust and the other  Oppenheimer  funds at net asset value without  sales charge.  The sales charges  on Class A shares  is waived  for that  group  because  of the  economies  of sales efforts realized by the Distributor.

      Messrs. Bonnell, Murphy, Petersen, Pisapia, Vandehey, Vottiero, Wixted and Zack, and
Mses. Bloomberg, Lee and Ives, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II Funds as with the Trust. As of August __,
2004, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Trust listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager, Distributor or Sub-Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager,
Distributor or Sub-Distributor.

      The address of each Trustee in the charts below is 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Position(s) Held   Years / Other  Trusteeships/Directorships   Shares    Oppenheimer/Centennial
with the Trust,    Held by  Trustee / Number  of  Portfolios Beneficially   Funds
Length of Service, in Fund  Complex  Currently  Overseen  by  Owned in    Overseen
Age                Trustee                                    the Trust  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.         Chairman of the following private         None        Over
Armstrong,         mortgage banking companies: Cherry Creek              $100,000
Chairman of the    Mortgage Company (since 1991),
Board since 2003   Centennial State Mortgage Company (since
and Trustee since  1994), The El Paso Mortgage Company
2001               (since 1993), Transland Financial
Age: 67            Services, Inc. (since 1997); Chairman of
                   the following private companies: Great
                   Frontier Insurance (insurance agency)
                   (since 1995), Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a Director/Trustee of
                   Campus Crusade for Christ and the
                   Bradley Foundation. Formerly a director
                   of the following: Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),
                   and International Family Entertainment
                   (television channel) (1992-1997),
                   Frontier Real Estate, Inc. (residential
                   real estate brokerage) (1994-1999), and
                   Frontier Title (title insurance agency)
                   (1995-June 1999); a U.S. Senator
                   (January 1979-January 1991). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Formerly, Director and President of A.G.  None        Over
Trustee since 1990 Edwards Capital, Inc. (General Partner                $100,000
Age: 73            of private equity funds) (until February
                   2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &
                   Sons, Inc. (its brokerage company
                   subsidiary) (until March 1999); Chairman
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,   Formerly Assistant Secretary and a        None        Over
Trustee since      director (December 1991-April 1999) of                $100,000
2001               the Manager; President, Treasurer and a
Age: 67            director (June 1989-April 1999) of
                   Centennial Capital Corporation; Chief
                   Executive Officer and a director of
                   MultiSource Services, Inc. (March
                   1996-April 1999). Until April 1999 Mr.
                   Bowen held several positions in
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. of which the
                   Manager is a subsidiary. Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L.          A member of The Life Guard of Mount       None        Over
Cameron, Trustee   Vernon, George Washington's home (since               $100,000
since 2001         June 2000). Formerly Director (March
Age: 65            2001-May 2002) of Genetic ID, Inc. and
                   its subsidiaries (a privately held
                   biotech company); a partner (July
                   1974-June 1999) with
                   PricewaterhouseCoopers LLP (an
                   accounting firm); and Chairman (July
                   1994-June 1998) of Price Waterhouse LLP
                   Global Investment Management Industry
                   Services Group. Oversees 38 portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,     Director (since February 1998) of Rocky   None        Over
Trustee since 2001 Mountain Elk Foundation (a                            $100,000
Age: 62            not-for-profit foundation); a director
                   (since 1997) of Putnam Lovell Finance
                   (finance company); a director (since
                   June 2002) of UNUMProvident (an
                   insurance company). Formerly a director
                   (October 1999-October 2003) of P.R.
                   Pharmaceuticals (a privately held
                   company); and Mr. Fossel (until October
                   1996) held several positions is the
                   subsidiary or affiliated companies of
                   OppenheimerFunds Inc Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,      Director of Colorado Uplift (a            None        Over
Trustee since 1996 non-profit charity) (since September                  $100,000
Age: 63            1984). Formerly (until October 1994) Mr.
                   Freedman held several positions in
                   subsidiary or affiliated companies of
                   the Manager. Oversees 38 portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.         Trustee of Monterey International         None        Over
Hamilton, Trustee  Studies (an educational organization)                 $100,000
since 2002         (since February 2000); a director of The
Age: 57            California Endowment (a philanthropic
                   organization) (since April 2002) and of
                   Community Hospital of Monterey Peninsula
                   (educational organization) (since
                   February 2002); a director of America
                   Funds Emerging Markets Growth Fund
                   (since October 1991) (an investment
                   company); an advisor to Credit Suisse
                   First Boston's Sprout venture capital
                   unit. Mrs. Hamilton also is a member of
                   the investment committees of the
                   Rockefeller Foundation and of the
                   University of Michigan. Formerly,
                   Trustee of MassMutual Institutional
                   Funds (open-end investment company)
                   (1996-May 2004); a director of MML
                   Series Investment Fund (April 1989-May
                   2004) and MML Services (April 1987-May
                   2004) (investment companies); member of
                   the investment committee (2000-2003) of
                   Hartford Hospital; an advisor
                   (2000-2003) to Unilever (Holland)'s
                   pension fund; and President (February
                   1991-April 2000) of ARCO Investment
                   Management Company. Oversees 37
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,  Director of Steele Street State Bank (a   None        Over
Trustee since 2002 commercial banking entity) (since August              $100,000
Age: 59            2003), Jones Knowledge, Inc. (a
                   privately held company) (since 2001),
                   U.S. Exploration, Inc. (oil and gas
                   exploration) (since 1997) and Colorado
                   UpLIFT (a non-profit organization)
                   (since 1986); a trustee (since 2000) of
                   the Gallagher Family Foundation
                   (non-profit organization). Formerly,
                   Chairman of U.S. Bank-Colorado (a
                   subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank,) (July
                   1996-April 1, 1999) and a director of
                   Commercial Assets, Inc. (a REIT)
                   (1993-2000). Oversees 37 portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William         Trustee of MassMutual Institutional       None        Over
Marshall, Jr.,     Funds (since 1996) and MML Series                     $100,000
Trustee since 2001 Investment Fund (since 1987) (both
Age: 61            open-end investment companies) and the
                   Springfield Library and Museum
                   Association (since 1995) (museums) and
                   the Community Music School of
                   Springfield (music school) (since 1996);
                   Trustee (since 1987), Chairman of the
                   Board (since 2003) and Chairman of the
                   investment committee (since 1994) for
                   the Worcester Polytech Institute
                   (private university); and President and
                   Treasurer (since January 1999) of the
                   SIS Fund (a private not for profit
                   charitable fund). Formerly, member of
                   the investment committee of the
                   Community Foundation of Western
                   Massachusetts (1998 - 2003); Chairman
                   (January 1999-July 1999) of SIS & Family
                   Bank, F.S.B. (formerly SIS Bank)
                   (commercial bank); and Executive Vice
                   President (January 1999-July 1999) of
                   Peoples Heritage Financial Group, Inc.
                   (commercial bank). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way, Centennial, CO
80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

                                     Interested Trustee

------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5      Dollar      Aggregate
                                                                          Dollar
                                                                         Range of
                                                                        y Shares
                                                                        Beneficially
                                                                         Owned in
Position(s) Held                                             Range of   any of the
with the Trust,                                              Shares     Oppenheimer/Centennial
Length of         Years / Other Trusteeships/Directorships   Beneficiall   Funds
Service,          Held by Trustee / Number of Portfolios in  Owned in    Overseen
Age               Fund Complex Currently Overseen by Trustee the Trust  by Trustee
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                                               As of December 31,
                                                                      2003
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Richard F.        Senior Vice President, Assistant Director   None   $50,001-$100,000
Grabish, Trustee  of Sales and Marketing (since March
since 2001        1997), and Manager of Private Client
Age: 55           Services (since June 1985) for A.G.
                  Edwards & Sons, Inc. (broker/dealer and
                  investment firm); Chairman and Chief
                  Executive Officer (since March 2001) of
                  A.G. Edwards Trust Company; Director
                  (since March 1988) of A.G. Edwards &
                  Sons, Inc. Formerly (until March 1987)
                  President and Vice Chairman of A.G.
                  Edwards Trust Company. Oversees 6
                  portfolios in the OppenheimerFunds
                  complex.
------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial Center, 225
Liberty Street 11th Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Trust,        Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Trust  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
President          director (since June 2001) and President              $100,000
Since 2001and      (since September 2000) of
Trustee since 2003 OppenheimerFunds, Inc.; President and a
Age: 55            director or trustee of other Oppenheimer
                   funds; President and a director (since
                   July 2001) of Oppenheimer Acquisition
                   Corp. (OppenheimerFunds, Inc.'s parent
                   holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (a holding
                   company subsidiary of OppenheimerFunds,
                   Inc.); a director (since November 2001)
                   of OppenheimerFunds Distributor, Inc. (a
                   subsidiary of OppenheimerFunds, Inc.);
                   Chairman and a director (since July 2001)
                   of Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.); President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   OppenheimerFunds, Inc.); a director of
                   the following investment advisory
                   subsidiaries of OppenheimerFunds, Inc.:
                   the Manager, OFI Institutional Asset
                   Management, Inc., Trinity Investment
                   Management Corporation and Tremont
                   Capital Management, Inc. (since November
                   2001), HarbourView Asset Management
                   Corporation and OFI Private Investments,
                   Inc. (since July 2001); President (since
                   November 1, 2001) and a director (since
                   July 2001) of Oppenheimer Real Asset
                   Management, Inc.; Executive Vice
                   President (since February 1997) of
                   Massachusetts Mutual Life Insurance
                   Company (OppenheimerFunds, Inc.'s parent
                   company); a director (since June 1995) of
                   DLB Acquisition Corporation (a holding
                   company that owns the shares of David L.
                   Babson & Company, Inc.); a member of the
                   Investment Company Institute's Board of
                   Governors (elected to serve from October
                   3, 2003 through September 30, 2006).
                   Formerly, Chief Operating Officer
                   (September 2000-June 2001) of
                   OppenheimerFunds, Inc.; President and
                   trustee (November 1999-November 2001) of
                   MML Series Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (a wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 73 portfolios as
                   Trustee/Director and 10 portfolios as
                   Officer in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the officers in the chart below is as follows: Messrs. Pisapia and
Zack and Mses. Bloomberg and Lee, Two World Financial Center, New York, NY 10281-1008,
Messrs. Bonnell, Petersen, Vandehey, Vottiero, and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                               Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John C. Bonnell,                 Vice President (since May 2004) of
Vice President and Portfolio     OppenheimerFunds, Inc.; an officer of 3 portfolios
Manager since 2004               in the OppenheimerFunds complex; formerly a
Age:  39                         portfolio manager at Strong Financial Corp.
                                 (1999-2004).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer
Vice President and Chief         (since March 2004) of OppenheimerFunds, Inc.; Vice
Compliance Officer since 2004    President (since June 1983) of the Manager,
Age:  53                         OppenheimerFunds Distributor, Inc., and
                                 Shareholder Services, Inc. Formerly (until
                                 February 2004) Vice President and Director of
                                 Internal Audit of OppenheimerFunds, Inc. An
                                 officer of 82 portfolios in the Oppenheimer funds
                                 complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice President and Treasurer (since March
Treasurer since April 1999       1999) of OppenheimerFunds, Inc.; Treasurer of the
Age: 44                          Transfer Agent, HarbourView Asset Management
                                 Corporation, Shareholder Financial Services, Inc.,
                                 Oppenheimer Real Asset Management Corporation, and
                                 Oppenheimer Partnership Holdings, Inc. (since
                                 March 1999), of OFI Private Investments, Inc.
                                 (since March 2000), of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (since
                                 May 2000), of OFI Institutional Asset Management,
                                 Inc. (since November 2000), and of
                                 OppenheimerFunds Legacy Program (a Colorado
                                 non-profit corporation) (since June 2003);
                                 Treasurer and Chief Financial Officer (since May
                                 2000) of OFI Trust Company (a trust company
                                 subsidiary of OppenheimerFunds, Inc.); Assistant
                                 Treasurer (since March 1999) of Oppenheimer
                                 Acquisition Corp. Formerly Assistant Treasurer of
                                 the Manager and Distributor (March 1999-October
                                 2003) and OppenheimerFunds Legacy Program (April
                                 2000-June 2003); Principal and Chief Operating
                                 Officer (March 1995-March 1999) at Bankers Trust
                                 Company-Mutual Fund Services Division. An officer
                                 of 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,                  Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2004   since August 2002; formerly Manager/Financial
Age: 33                          Product Accounting (November 1998-July 2002) of
                                 OppenheimerFunds, Inc. An officer of 83 portfolios
                                 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,                 Vice President/Fund Accounting of
Assistant Treasurer since 2002   OppenheimerFunds, Inc. since March 2002. Formerly
Age:  41                         Vice President/Corporate Accounting of
                                 OppenheimerFunds, Inc. (July 1999-March 2002)
                                 prior to which he was Chief Financial Officer at
                                 Sovlink Corporation (April 1996-June 1999). An
                                 officer of 83 portfolios in the OppenheimerFunds
                                 complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,                  Executive Vice President (since January 2004) and
Vice President & Secretary       General Counsel (since February 2002) of
since November 1, 2001           OppenheimerFunds, Inc.; General Counsel (since
Age: 56                          November 2001) of the Manager and Distributor;
                                 General Counsel and a director (since November
                                 2001) of the Sub-Distributor; Senior Vice
                                 President, General Counsel and a director (since
                                 November 2001) of the Transfer Agent, Shareholder
                                 Financial Services, Inc., OFI Private Investments,
                                 Inc. and OFI Trust Company; Senior Vice President
                                 and General Counsel (since November 2001) of
                                 HarbourView Asset Management Corporation;
                                 Secretary and General Counsel (since November
                                 2001) of Oppenheimer Acquisition Corp.; Assistant
                                 Secretary and a director (since October 1997) of
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc; Vice President and a
                                 director (since November 2001) of Oppenheimer
                                 Partnership Holdings, Inc.; a director (since
                                 November 2001) of Oppenheimer Real Asset
                                 Management, Inc.; Vice President (since November
                                 2001) of OppenheimerFunds Legacy Program; Senior
                                 Vice President and General Counsel (since November
                                 2001) of OFI Institutional Asset Management, Inc.;
                                 a director (since June 2003) of OppenheimerFunds
                                 (Asia) Limited. Formerly Senior Vice President
                                 (May 1985-December 2003), Acting General Counsel
                                 (November 2001-February 2002) and Associate
                                 General Counsel (May 1981-October 2001) of
                                 OppenheimerFunds, Inc.; Assistant Secretary of the
                                 Transfer Agent (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November
                                 1989-November 2001); and OppenheimerFunds
                                 International Ltd. (October 1997-November 2001).
                                 An officer of 83 portfolios in the
                                 OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,                Assistant Secretary (since October 2003) of the
Assistant Secretary              Manager and Distributor; Vice President (since
since November 1, 2001           1999) and Assistant Secretary (since October 2003)
Age: 38                          of the Sub-Distributor.; Vice President and
                                 Assistant Secretary (since 1999) of the Transfer
                                 Agent; Vice President (since June 1998) and Senior
                                 Counsel and Assistant Secretary (since October
                                 2003) of OppenheimerFunds, Inc.; Assistant
                                 Secretary (since December 2001) of
                                 OppenheimerFunds Legacy Program and of Shareholder
                                 Financial Services, Inc. Formerly an Assistant
                                 Counsel (August 1994-October 2003) and Assistant
                                 Vice President of OppenheimerFunds, Inc. (August
                                 1997-June 1998). An officer of 83 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Dina C. Lee,                     Assistant Vice President and Assistant Counsel of
Assistant Secretary since 2004   OppenheimerFunds, Inc. (since December 2000);
Age:  34                         formerly an attorney and Assistant Secretary of
                                 Van Eck Global (until December 2000). An officer
                                 of 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Peter E. Pisapia,                Assistant Vice President and Assistant Counsel of
Assistant Secretary since 2004   OppenheimerFunds, Inc. since December 2002.
Age:  31                         Formerly, Associate Counsel at AIG SunAmerica
                                 Asset Management Corp. (October 1997-December
                                 2002). An officer of 83 portfolios in the
                                 OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,               Vice President and Associate Counsel of
Assistant Secretary since 2004   OppenheimerFunds, Inc. since May 2004; formerly
Age:  36                         First Vice President and Associate General Counsel
                                 of UBS Financial Services Inc. (formerly,
                                 PaineWebber Incorporated) (May 1999 - April 2004)
                                 prior to which she was an Associate at Skaden,
                                 Arps, Slate, Meagher & Flom, LLP (September 1996 -
                                 April 1999). An officer of 48 portfolios in the
                                 OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Trust and Mr. Murphy (who is an officer and Trustee of the Trust) are affiliated with the Manager and receive no salary or fee from the Trust.  The Trustees of the Trust received the compensation shown below from the Trust with respect to the Trust's fiscal year ended June 30, 2004. The compensation from all of the Board II Funds (including the Trust) represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2003  (there were 38 funds at the end of
2003).

------------------------------------------------------------------------------
  Trustee Name and Other                Aggregate        Total Compensation
                                                         From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                       from Trust1        Trustee/Director*
                                                                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 William L. Armstrong
  Chairman   of  the   Board   of         $704                $118,649
Trustees
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                         Total Compensation
  Trustee Name and Other                Aggregate        From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                       from Trust1        Trustee/Director*
                                                                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Avis                            $494                $101,499
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
George Bowen                              $494                $101,499
 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron                         $565                $115,503
  Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jon S. Fossel                             $565                $115,503
  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sam Freedman                              $494                $101,499
Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish                          $                 $28,6802
   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beverly Hamilton                          $4873              $150,5424,5
   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Malone                          $4876               $100,1794
   Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
F. William Marshall, Jr.                  $494                $149,4997
     Audit Committee Member
------------------------------------------------------------------------------
As of June 30,  2004,  James C.  Swain  retired as a Trustee  from the Board II Funds.  For the fiscal year ended June 30, 2004,  Mr.  Swain  received  $400  aggregate  compensation  from the
Trust.  For the calendar  year ended  December 31, 2003,  Mr.  Swain  received  $178,000  total compensation from all of the Oppenheimer funds for which he had served as Trustee.
1.    Aggregate  Compensation  from Trust includes fees and deferred  compensation,  if any, for a Trustee.
2.     "Total  Compensation  From Trust and Fund Complex" paid to Mr. Grabish for service as a  Trustee,  as well as  service  on the  Review  Committee  was paid only by  Centennial
   Government Trust,  Centennial California Tax Exempt Trust, Centennial Money Market Trust,
   Centennial New York Tax Exempt Trust,  Centennial Tax Exempt Trust and Centennial America
   Fund, L.P. (total of six funds for which he serves as Trustee on the Board II Funds).
3.    Includes $487_ deferred under Deferred Compensation Plan described below.
4.    Compensation  for Mrs.  Hamilton  and Mr.  Malone  was paid by all the Board II Funds, with the exception of Oppenheimer  Senior Floating Rate (total of 37 Oppenheimer funds as of 12/31/03).
5.    Includes   $50,363   compensation  (of  which  100%  was  deferred  under  a  deferred compensation  plan)  paid to Mrs.  Hamilton  for  previously  serving as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML Series Investment
   Fund)  the   investment   adviser   for  which  is  the   indirect   parent   company  of
   OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc.  also serves as the  Sub-Advisor  to the
   MassMutual International Equity Fund, a series of MassMutual Institutional Funds.
6.    Includes $487 deferred under Deferred Compensation Plan described below.
7.    Includes  $48,000  compensation  paid to Mr.  Marshall for serving as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML Series Investment
   Fund)  the   investment   adviser   for  which  is  the   indirect   parent   company  of
   OppenheimerFunds,  Inc.  OppenheimerFunds,  Inc.  also serves as the  Sub-Advisor  to the
   MassMutual International Equity Fund, a series of MassMutual Institutional Funds.
   *For  purposes of this section  only,  "Fund  Complex"  includes the  Oppenheimer  funds,
   MassMutual  Institutional  Funds and MML Series  Investment  Fund in accordance  with the instructions  for Form N-1A.  The  Manager  does not  consider  MassMutual  Institutional
   Funds and MML Series  Investment Fund to be part of the  OppenheimerFunds  "Fund Complex"
   as that term may be otherwise interpreted.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has adopted a
Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the
Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of Trustee's fees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  The plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any
Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|               Major Shareholders.  As of July 30, 2004, the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc. ("Edwards"), 1 North Jefferson Avenue, St.
Louis, Missouri 63103, which owned 52,296,699.59 shares of the Trust which was 90.31% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly-owned by
OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition
Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the
Trust's portfolio manager with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated
Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
   ended 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2002                                  $384,671
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003                                  $360,604
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2004                                  $326,285
---------------------------------------------------------------------------------

      The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions (if any) and non-recurring expenses, including litigation, shall not exceed 0.80% of the average annual net assets of the Trust.  Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the
Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to terminate or amend this undertaking at any time. For the fiscal years ended June 30, 2002,
2003, 2004 the management fees payable by the Trust would have been $357,238 $350,265 and
$289,813 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $27,433, $10,339 and $36,472 for the fiscal years ended June
30, 2002, 2003 and 2004 respectively.

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

         |X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of
Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the
Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Trust and its shareholders;
o     The profitability of the Trust to the Manager;
o     The investment performance of the Trust in comparison to regular market indices;
o     Economies of scale that may be available to the Trust from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the Trust from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the
         Trust.  These included services provided by the Distributor and the Transfer
         Agent, and brokerage and soft dollar arrangements permissible under Section 28(e)
         of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Trust.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent Trustees who assisted them in their deliberations.  The Independent Trustees' Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

      |X|               The Distributor. Under its General Distributor's agreement with the
Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's
Sub-Distributor is OppenheimerFunds Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial intermediaries, brokers and dealers may receive other payments from the
Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Trust, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Trust for employees of the intermediaries or for hosting client seminars or meetings at which the Trust is discussed.  In their sole discretion, the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes

      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the
Independent Trustees.

      The plan states that while it is in effect, the selection and nomination of those
Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions
(they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2004 payments under the plan totaled $128,316. The
Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $106 paid to an affiliate of the Distributor's parent company.
For the fiscal year ended June 30, 2004, the Manager paid, in the aggregate, $186,847 in fees out of its own resources for distribution assistance.  Any unreimbursed expenses the
Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the
Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement
(or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the
Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the
      Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|     Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of 1%.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by 1 minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (40.01% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/03)
ended        (7 days
 6/30/04)     ended
            6/30/04)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years
                          6/30/04)       (7 days
                                          ended
                                         6/30/04)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  0.31%       0.31%         0.52%         0.52%      0.20%    1.52%    2.13%
-------------------------------------------------------------------------------

      |X|         Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate
Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as
The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United
            States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that The New York Stock Exchange ("the Exchange") is open, at
12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement regarding holidays and days when the market may close early is available on the Exchange's website at www.nyse.com.

      The Trust's Board of Trustees has adopted the amortized cost method to value the
Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the
Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the
Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No  distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class
A shares of any of the following eligible funds:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Preservation Fund     Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund
Oppenheimer   Limited   Term   California
Municipal
Fund
Oppenheimer Limited-Term Government Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.
Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the
"Redemption Date").  Normally, shares of the fund to be acquired are purchased on the
Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional
Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the
Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.
Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.
That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional
Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, possible with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company. The Trust has elected to be taxed as a regulated  investment  company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net  investment  income (that is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess  of net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue
Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90%
of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables),
U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by
December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Trust intends to qualify under the Internal
Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which)
such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which the Trust qualifies as a regulated investment company under the
Internal Revenue Code, the Trust will also be exempt from New York corporate income and franchise taxes. It will also be qualified under New York law to pay exempt-interest dividends that will be exempt from New York State and New York City personal income taxes.
That exemption applies to the extent that the Trust's distributions are attributable to interest on New York municipal securities. Distributions from the Trust attributable to income from sources other than New York municipal securities and U.S. government obligations will generally be subject to New York State and New York City personal income taxes as ordinary income.

      Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable net investment income in determining
New York corporate franchise tax and New York City general corporation tax for corporate shareholders of the Trust. Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the New York alternative minimum tax.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the
Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of the redemption of shares, paid to
                                   -
any shareholder (1) who has failed to provide a correct taxpayer identification number or
                                                -------
to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of
                                                                                     -
his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within
30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person  (including,  but not limited to, a nonresident alien individual,  a foreign trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether  the  foreign  person's  income  from the Trust is  effectively  connected  with the conduct  of a U.S.  trade or  business.  Typically,  ordinary  income  dividends  paid  (not including  exempt-interest  dividends  paid  by  the  Trust)  from a  mutual  fund  are  not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of
Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. All income and any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Trust are effectively connected with the
                                                      ---
conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Trust obtains a properly completed and signed
Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the
Trust will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends
(not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.
Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor.  The Distributor and the
Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the
Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.
They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and OFI and for certain other funds advised by the
Manager and its affiliates. Audit and non-audit services provided to the Trust must be pre-approved by the Audit Committee. Non-audit services provided by Deloitte & Touche LLP to the Manager, OppenheimerFunds, Inc. and certain related companies must also be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- --------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL NEW YORK TAX EXEMPT TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial New York Tax Exempt Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Denver, Colorado August 13, 2004 STATEMENT OF INVESTMENTS June 30

Date of reporting period: July 1, 2003 - June 30, 2004 ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                                   PRINCIPAL          VALUE
                                                                                      AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.4%
-----------------------------------------------------------------------------------------------------------
NEW YORK--97.6%
Albany, NY REF GOUN, 2.75%, 8/1/04                                               $ 1,143,218    $ 1,144,973
-----------------------------------------------------------------------------------------------------------
Buffalo, NY RANs, Series A, 2.75%, 7/29/04                                         1,000,000      1,001,270
-----------------------------------------------------------------------------------------------------------
Hastings on Hudson, NY Union Free SDI Bonds, Series 2003, 3%, 7/15/04                305,000        305,232
-----------------------------------------------------------------------------------------------------------
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 1.06% 1                               1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
Series A-3, 1.07% 1                                                                4,500,000      4,500,000
-----------------------------------------------------------------------------------------------------------
NYC GOB:
1.03% 1                                                                              100,000        100,000
1.08% 1                                                                              100,000        100,000
Series 1995 F-4, 1.03% 1                                                           1,900,000      1,900,000
Subseries B7, 1% 1                                                                   700,000        700,000
-----------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Monterey Project, Series A, 1% 1                                      650,000        650,000
-----------------------------------------------------------------------------------------------------------
NYC HDC RB, 90 West Street Project, Series A, 1.03% 1                              2,100,000      2,100,000
-----------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Casa Project, 1.09% 1                                   3,000,000      3,000,000
-----------------------------------------------------------------------------------------------------------
NYC IDA RB, Planned Parenthood, 1.08% 1                                            2,000,000      2,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU BANs, Series CP-1A:
0.95%, 7/7/04                                                                      2,000,000      2,000,000
1.15%, 10/8/04                                                                     3,000,000      3,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU RB, Series D-2, 1.06% 1                                                   1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 1.11% 1,2                        1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
NYC Municipal Assistance Corp. RRB, Series I, 5.50%, 7/1/04                          465,000        465,000
-----------------------------------------------------------------------------------------------------------
NYC Transitional FAU Future Tax Secured Bonds:
3.65%, 2/1/05                                                                      1,000,000      1,014,378
4.75%, 11/15/04                                                                      100,000        101,335
-----------------------------------------------------------------------------------------------------------
NYC Trust for Cultural Resource RB, Soloman R. Guggenheim, Series B, 1.08% 1         163,000        163,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 1.08% 1,2                                      2,995,000      2,995,000
-----------------------------------------------------------------------------------------------------------
NYS DA RB, Rockefeller University, Series A2, 1.05% 1                              3,000,000      3,000,000
-----------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Corp., 1985 Series B, 1.08%, 10/15/04 3         1,000,000      1,000,000
-----------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.50%, 10/7/04 3                                               1,900,000      1,900,000
-----------------------------------------------------------------------------------------------------------
NYS HFA MH RB, East 39 Street Housing, Series A, 1.06% 1                           4,000,000      4,000,000
-----------------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A, 1.05% 1                   3,150,000      3,150,000
-----------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 1.10% 1,2                                   1,700,000      1,700,000
-----------------------------------------------------------------------------------------------------------
NYS TBTAU SPO RRB, Series D, 1.06% 1                                                 565,000        565,000
-----------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR, Series 2003 SG163, 1.10% 1,2                                   2,300,000      2,300,000
-----------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, 1.25% 1                             2,000,000      2,000,000
-----------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987, 1.07% 1                  2,635,000      2,635,000
-----------------------------------------------------------------------------------------------------------
Syracuse, NY RRB, Airport Improvement, Series A, 2%, 2/1/05                          375,000        375,000
-----------------------------------------------------------------------------------------------------------
Syracuse, NY TANs, Series 2004A, 2.10%, 10/29/04                                   3,300,000      3,309,369
5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                        PRINCIPAL              VALUE
                                                           AMOUNT         SEE NOTE 1
-------------------------------------------------------------------------------------

NEW YORK Continued
Utica, NY SDI GOUN, Series 2004, 4.125%, 6/15/05      $   560,000       $    573,140
                                                                        -------------
                                                                          56,747,697

-------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.8%
PR CMWLTH HTAU RB, Putters Project-246, 1.09% 1,2       1,550,000          1,550,000
-------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOB, 4.625%, 7/1/04           50,000             50,000
                                                                        -------------
                                                                           1,600,000

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $58,347,697)              100.4%        58,347,697
-------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.4)          (206,448)
                                                      -------------------------------
NET ASSETS                                                  100.0%      $ 58,141,249
                                                      ===============================
FOOTNOTES TO STATEMENT OF INVESTMENTS TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW: BANs Bond Anticipation Nts. CMWLTH Commonwealth DA Dormitory Authority ERDAUPC Energy Research & Development Authority Pollution Control FAU Finance Authority GOB General Obligation Bonds GOUN General Obligation Unlimited Nts. HDC Housing Development Corp. HFA Housing Finance Agency/Authority HTAU Highway & Transportation Authority IDA Industrial Development Agency LGAC Local Government Assistance Corp. MERLOTS Municipal Exempt Receipts Liquidity Option Tender MH Multifamily Housing MTAU Metropolitan Transportation Authority NYC New York City NYS New York State RANs Revenue Anticipation Nts. RB Revenue Bonds REF Refunding RRB Revenue Refunding Bonds SDI School District SGMSTR Societe Generale, NY Branch Municipal Security Trust Receipts SPO Special Obligations TANs Tax Anticipation Nts. TBTAU Triborough Bridge & Tunnel Authority UDC Urban Development Corp. 1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,545,000 or 16.42% of the Trust's net assets as of June 30, 2004. 3. Put obligation redeemable at full principal value on the date reported. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF ASSETS AND LIABILITIES June 30, 2004 --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $58,347,697)--see accompanying statement of investments     $58,347,697
---------------------------------------------------------------------------------------------------
Cash                                                                                        239,937
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                    162,143
Shares of beneficial interest sold                                                            5,000
Other                                                                                         5,320
                                                                                        -----------
Total assets                                                                             58,760,097

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                      539,786
Distribution and service plan fees                                                           30,758
Shareholder communications                                                                   18,799
Dividends                                                                                     6,873
Trustees' compensation                                                                        3,090
Transfer and shareholder servicing agent fees                                                 2,635
Other                                                                                        16,907
                                                                                        -----------
Total liabilities                                                                           618,848

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $58,141,249
                                                                                        ===========

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------

Paid-in capital                                                                         $58,141,249
                                                                                        -----------

NET ASSETS--applicable to 58,069,750 shares of beneficial interest outstanding          $58,141,249
                                                                                        ===========

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                $      1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENT OF OPERATIONS For the Year Ended June 30, 2004 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- INVESTMENT INCOME -------------------------------------------------------------------------------- Interest $ 647,303 -------------------------------------------------------------------------------- EXPENSES -------------------------------------------------------------------------------- Management fees 326,285 -------------------------------------------------------------------------------- Service plan fees 128,316 -------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 33,578 -------------------------------------------------------------------------------- Legal, auditing and other professional fees 26,515 -------------------------------------------------------------------------------- Shareholder communications 25,826 -------------------------------------------------------------------------------- Trustees' compensation 5,916 -------------------------------------------------------------------------------- Custodian fees and expenses 2,833 -------------------------------------------------------------------------------- Other 9,371 ---------- Total expenses 558,640 Less reduction to custodian expenses (1,048) Less payments and waivers of expenses (36,472) ---------- Net expenses 521,120 -------------------------------------------------------------------------------- NET INVESTMENT INCOME 126,183 -------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 47,059 -------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 173,242 ========== SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                  2004             2003
-----------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                                                        $    126,183     $    363,157
-----------------------------------------------------------------------------------------------------------
Net realized gain                                                                  47,059            9,490
                                                                             ------------------------------
Net increase in net assets resulting from operations                              173,242          372,647

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
Dividends from net investment income                                             (126,183)        (363,157)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions     (9,504,577)      (1,028,572)

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total decrease                                                                 (9,457,518)      (1,019,082)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                            67,598,767       68,617,849
                                                                             ------------------------------
End of period                                                                $ 58,141,249     $ 67,598,767
                                                                             ==============================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

YEAR ENDED JUNE 30                                    2004          2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00      $   1.00       $   1.00       $   1.00       $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 -- 1         .01            .01            .03            .03
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    -- 1        (.01)          (.01)          (.03)          (.03)
Distributions from net realized gain                    --            --             -- 1           --             --
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         -- 1        (.01)          (.01)          (.03)          (.03)
----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   1.00      $   1.00       $   1.00       $   1.00       $   1.00
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                        0.20%         0.50%          0.96%          3.09%          2.92%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 58,141      $ 67,599       $ 68,618       $ 72,370       $ 55,963
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 65,140      $ 72,117       $ 76,925       $ 68,810       $ 61,033
Ratios to average net assets: 3
Net investment income                                 0.19%         0.50%          0.96%          3.04%          2.84%
Total expenses                                        0.86%         0.82%          0.84%          0.90%          0.92%
Expenses after payments and waivers
and reduction to custodian expenses                   0.80%         0.80%          0.80%          0.82%          0.82%
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares. 3. Annualized for periods of less than one full year. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust’s investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

        The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD ---------------------------------------------------------- $23,293 $-- $--

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust. Accordingly, the following amounts have been reclassified for June 30, 2004. Net assets of the Trust were unaffected by the reclassifications.

11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued REDUCTION TO ACCUMULATED NET INCREASE TO REALIZED GAIN PAID-IN CAPITAL ON INVESTMENTS 1 ------------------------------------------- $47,059 $47,059 1. $47,059 was distributed in connection with Trust share redemptions.

The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

Year Ended Year Ended June 30, 2004 June 30, 2003 ---------------------------------------------------------------- Distributions paid from: Exempt-interest dividends $126,183 $363,157 --------------------------------------------------------------------------------

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of 12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2004            YEAR ENDED JUNE 30, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------

Sold                          172,990,144     $ 172,990,144       209,145,130     $ 209,145,130
Dividends and/or
distributions reinvested          122,092           122,092           362,067           362,067
Redeemed                     (182,616,813)     (182,616,813)     (210,535,769)     (210,535,769)
                            --------------------------------------------------------------------
Net decrease                   (9,504,577)    $  (9,504,577)       (1,028,572)    $  (1,028,572)
                            ====================================================================
-------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion.

-------------------------------------------------------------------------------- ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns. -------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $33,797 to SSI for services to the Trust. --------------------------------------------------------------------------------

SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year that they exceed 0.80% of the Trust’s average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2004, the Manager waived $36,472 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

        SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                         Appendix A

                             Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long
Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b)
high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated
"Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard  & Poor's  Ratings  Services,  a  division  of The  McGraw-Hill  Companies,  Inc.
--------------------------------------------------------------------------------------------
("Standard and Poor's")
-----------------------

The following ratings by Standard and Poor's for commercial paper (defined by Standard and
Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
--------------------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates an entity which possesses  unquestioned  ability to repay current liabilities as they fall due.
Entities rated in this category normally maintain strong liquidity  positions,  conservative debt levels and profitability  which is both stable and above average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound industry  segments with proven track records,  sustainable  positive  future  results and no substantial  qualifying negative  factors.  Given the extremely tough  definition  which DBRS has established for an
"R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated
"R-1 (middle)" is of superior  credit  quality and, in most cases,  ratings in this category differ  from  "R-1  (high)"  credits  to only a small  degree.  Given  the  extremely  tough definition  which DBRS has for the "R-1 (high)"  category  (which few  companies are able to achieve),  entities rated "R-1 (middle)" are also considered  strong credits which typically exemplify above average  strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of  satisfactory  credit  quality.  The overall  strength and outlook for key  liquidity,  debt and  profitability  ratios is not normally as favorable as with  higher  rating  categories,  but  these  considerations  are  still  respectable.  Any qualifying  negative  factors  which  exist are  considered  manageable,  and the  entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having  reasonable  ability for timely  repayment to a level which is considered only just adequate.  The liquidity and debt ratios  of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"
category,  and the past and future trend may suggest some risk of  maintaining  the strength of key ratios in these  areas.  Alternative  sources of  liquidity  support  are  considered satisfactory;  however, even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position  in the  industry  is not  typically  as  strong  as  the  "R-1  credit".
Profitability  trends,  past and future, may be less favorable,  earnings not as stable, and there are often negative  qualifying  factors  present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.
They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.
They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
"F-1+."

                                           B-2

                                         Appendix B

                          MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Automobiles
Chemicals
Corporate Backed
Education
Electric Utilities
Food Products
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Metals & Mining
Multi-Family Housing
Municipal Leases
Non Profit Organization
Oil & Gas
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Real Estate
Resource Recovery

Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans

Telephone Utilities
Tobacco

U.S. Government - Full Faith & Credit
U.S. Government Agencies-GSEs
Water Utilities

--------------------------------------------------------------------------------------------
Centennial New York Tax Exempt Trust
--------------------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Mayer, Brown, Rowe & Maw, LLP
1675 Broadway
New York, New York 10019

PX0780.001.0305 revised

--------
1. In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term  "Independent
Trustees" in this Statement of Additional  Information  refers to those Trustees who are not
"interested  persons"  of the Trust and who do not have any  direct  or  indirect  financial interest in the operation of the plan or any agreement under the plan.